Investment Strategy - Global X Funds Member - Global X Asia Defense Tech ETF	Oct. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. Securities of the Underlying Index may include common stocks, American Depositary Receipts ("ADRs"), and Global Depositary Receipts ("GDRs"). The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is owned and was developed by Global X Management Company LLC (the "Index Provider"), the Fund's investment adviser (the "Adviser") and an affiliate of the Fund. The Underlying Index is administered and calculated by Mirae Asset Global Indices Pvt. Ltd. (the "Index Administrator"), an affiliate of the Index Provider and the Fund.

The Underlying Index, as presently constituted, is designed to track the performance of companies listed in Asia that are involved in the defense tech ecosystem. "Defense Tech Companies" refer to companies involved in the defense technology industry that are positioned to benefit from cybersecurity, defense technology, or advanced military systems and hardware that cater to the local and/or national security, defense, and military sector. "Asia Defense Tech Companies" are Defense Tech Companies listed in Japan, South Korea, Singapore, Hong Kong, India, Taiwan, Malaysia, Indonesia, the Philippines, or Thailand. In constructing the Underlying Index, the Index Administrator uses specified Level 6 classifications within FactSet's Revere Business Industry Classification System ("RBICS") that the Index Administrator considers to be related to the defense tech sub-themes listed below. The eligible RBICS Level 6 classifications are reviewed by the Index Administrator on a quarterly basis. FactSet is an independent leading financial data provider that maintains a comprehensive structured taxonomy designed to offer precise classification of global companies and their individual business units. The sub-themes are defined as follows:

•Cybersecurity: Companies that develop and manage security protocols that prevent intrusion and attacks to systems; networks; applications; computers; and/or infrastructure for local and/or national defense applications. This includes offensive and defensive cyber capabilities; encryption; identity and access management; threat intelligence; cyber monitoring; and cyber resilience solutions.

•Defense Technology: Companies that develop and provide advanced defense-enabling technologies including artificial intelligence (“AI”); machine learning; internet of things (“IoT”); augmented/virtual reality (“AR/VR”); human-machine collaboration; big data analytics; geospatial intelligence; light detection and ranging (“LiDAR”); advanced sensing, biometrics; credential authentication; security screening; and mission-critical software solutions for defense, intelligence, aerospace, homeland security, and space applications. This theme also includes companies delivering mission support systems utilizing command, control, communications, computers, cyber-defense (C5), combat systems (C6); intelligence, surveillance, reconnaissance (“ISR”); electronic warfare; avionics; electromagnetic technologies; autonomous systems integration; and decision-support platforms.

•Advanced Military Systems and Hardware: Companies that manufacture, develop, integrate, or supply advanced military systems, platforms, hardware, materials, and components including robotics; autonomous systems; drones/unmanned aerial vehicles (“UAVs”); advanced weapon systems; military and naval munitions; defense-specific power and fuel systems; sensor arrays; networking and communications equipment; radar systems; satellites and space-launch systems; military aircraft; naval vessels; armored vehicles; and ballistic protection solutions for defense and national security applications. This also includes companies engaged in the production of high-energy materials, propellants, explosives, energetic compounds, and related technologies for defense and space applications, as well as companies providing engineering services, simulation, technical training, sustainment, and testing solutions for such systems.

After identifying the eligible RBICS Level 6 classifications, the Index Administrator screens securities based on revenue attributable to those classifications. To be considered for inclusion in the Underlying Index as an Asia Defense Tech Company, companies must generate at least 50% of their revenues from the identified RBICS Level 6 classifications, in the aggregate, and the companies’ relevant business activities must also have exposure to the defense tech sub-themes described above relating to defense, military, and national security.

To be part of the initial universe, companies must meet certain minimum market capitalization and liquidity criteria, as determined by the Index Administrator. As of September 28, 2026, companies must have a minimum market capitalization of $200 million and an average daily traded value over the prior 6 months greater than or equal to $2 million for inclusion in the initial universe. Companies listed in one of the following countries are considered "Asian" companies eligible for inclusion in the initial universe: Japan, South Korea, Singapore, Hong Kong, India, Taiwan, Malaysia, Indonesia, the Philippines, or Thailand. Listings in China (A-Shares and B-Shares) are not eligible for inclusion. ADRs and GDRs of companies listed in the countries listed above are also eligible for inclusion. Where a company has more than one share class or listing, the most liquid share class or listing (based on 6-month average daily traded value) is considered for inclusion, and the share class or listing already in the Underlying Index is retained if it continues to satisfy all eligibility requirements. As of September 28, 2026, companies must have a minimum of 10% of their outstanding shares available for public investment.

The Underlying Index is weighted according to a modified capitalization weighting methodology and is reconstituted and rebalanced on a quarterly basis. The modified capitalization weighting seeks to weight constituents based on their "free float" market capitalization and subject to a cap on the weights of each individual security. Free float market capitalization measures a company's market capitalization discounted by the percentage of its shares readily available to be traded by the general public in the open market ("free float"). At each rebalance, the maximum weight of an individual security will not exceed 10%. Additionally, securities listed in each individual Developed Asian country, and ADRs or GDRs of these securities, are subject to an aggregate cap of 40%, and securities listed in each individual Emerging Asian country and ADRs or GDRs of these securities, are subject to an aggregate cap of 30%. The Underlying Index includes the top 50 companies that satisfy the eligibility and revenue criteria described above, ranked by market capitalization.

Modified capitalization weighting is expected to limit the Fund's exposure to the largest market capitalization companies in the Underlying Index. The Underlying Index may include large-, mid- or small- capitalization companies; however, the Underlying Index is not required to reflect any one or all market capitalizations. As of September 28, 2026, the Underlying Index had 38 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.
The Underlying Index is created and sponsored by the Index Provider. Any determinations related to the constituents of the Underlying Index are made by the Index Administrator and are independent of the Fund's portfolio managers. The Index Administrator determines the composition and relative weightings of the securities in the Underlying Index.

The Adviser uses an indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 28, 2026, the Underlying Index was concentrated in the aerospace & defense and machinery industries and had significant exposure to the industrials sector.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests at least 80% of its net assets, plus borrowings for investment purposes (if any), in the securities of the Underlying Index. Securities of the Underlying Index may include common stocks, American Depositary Receipts ("ADRs"), and Global Depositary Receipts ("GDRs").
Strategy Portfolio Concentration [Text]	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. As of September 28, 2026, the Underlying Index was concentrated in the aerospace & defense and machinery industries and had significant exposure to the industrials sector.The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.